LONG-TERM DEBT, NET (2020 5.750% Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Aug. 11, 2020	Jul. 21, 2020	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt [Line Items]
Total long-term debt			$ 7,499,771	$ 8,449,459
2020 5.750% Senior Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest rate per annum	5.75%	5.75%
2020 5.750% Senior Notes, due 2028 [Member] | Second 2020 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 350,000
Maturity date			Jul. 21, 2028
Purchase price as percentage of principal	101.00%
2020 5.750% Senior Notes, due 2028 [Member] | First 2020 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 500,000
Maturity date			Jul. 21, 2028
Purchase price as percentage of principal		100.00%